Schedule of Investments (unaudited) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise Inc.(a)(b)	165,120	$20,232,154
BWX Technologies Inc.	253,217	15,263,921
Curtiss-Wright Corp.	110,466	12,852,719
HEICO Corp.	118,932	15,746,597
HEICO Corp., Class A	207,002	24,231,654
Hexcel Corp.	221,842	10,757,119
Howmet Aerospace Inc.	1,032,615	29,470,832
Huntington Ingalls Industries Inc.	105,322	17,955,294
Mercury Systems Inc.(a)	145,343	12,798,904
Spirit AeroSystems Holdings Inc., Class A	278,877	10,901,302
Teledyne Technologies Inc.(a)	95,261	37,340,407
Textron Inc.	595,972	28,803,327
TransDigm Group Inc.(a)	138,151	85,494,746
Virgin Galactic Holdings Inc.(a)(b)	184,371	4,375,124

		326,224,100

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	347,488	32,618,699
Expeditors International of Washington Inc.	447,373	42,549,646
XPO Logistics Inc.(a)(b)	237,682	28,331,694

		103,500,039

Airlines — 0.9%
Alaska Air Group Inc.	319,270	16,602,040
American Airlines Group Inc.(b)	1,436,453	22,652,864
Copa Holdings SA, Class A, NVS	83,396	6,440,673
Delta Air Lines Inc.	1,688,358	67,888,875
JetBlue Airways Corp.(a)	821,439	11,943,723
Southwest Airlines Co.	1,557,380	72,589,482
United Airlines Holdings Inc.(a)(b)	768,036	33,217,557

		231,335,214

Auto Components — 0.7%
Aptiv PLC	708,805	92,350,204
BorgWarner Inc.	647,216	25,008,426
Gentex Corp.	652,965	22,155,102
Lear Corp.	159,491	25,363,854

		164,877,586

Automobiles — 0.5%
Ford Motor Co.	10,325,796	90,763,747
Harley-Davidson Inc.	407,120	14,941,304
Thor Industries Inc.(b)	140,301	13,046,590

		118,751,641

Banks — 2.8%
Associated Banc-Corp.	403,368	6,877,424
Bank of Hawaii Corp.	104,942	8,040,656
Bank OZK	325,004	10,162,875
BOK Financial Corp.	83,445	5,714,314
Citizens Financial Group Inc.	1,120,754	40,078,163
Comerica Inc.	370,379	20,689,371
Commerce Bancshares Inc.	281,074	18,466,562
Cullen/Frost Bankers Inc.	148,995	12,996,834
East West Bancorp. Inc.	375,247	19,028,775
Fifth Third Bancorp.	1,876,108	51,724,298
First Citizens BancShares Inc./NC, Class A	16,396	9,415,731
First Hawaiian Inc.	344,928	8,133,402
First Horizon Corp.	1,451,748	18,524,304
First Republic Bank/CA	456,310	67,045,628
FNB Corp.	858,219	8,153,081
Huntington Bancshares Inc./OH	2,650,135	33,471,205

Security	Shares	Value

Banks (continued)
KeyCorp	2,555,403	$41,934,163
M&T Bank Corp.	337,448	42,957,130
PacWest Bancorp.	310,581	7,888,757
People’s United Financial Inc.	1,125,778	14,556,310
Pinnacle Financial Partners Inc.	196,622	12,662,457
Popular Inc.	219,807	12,379,530
Prosperity Bancshares Inc.	237,595	16,479,589
Regions Financial Corp.	2,526,358	40,724,891
Signature Bank/New York NY	138,475	18,734,283
Sterling Bancorp./DE	514,469	9,250,153
SVB Financial Group(a)	135,479	52,542,821
Synovus Financial Corp.	386,305	12,504,693
TCF Financial Corp.	401,591	14,866,899
Umpqua Holdings Corp.	585,487	8,864,273
Webster Financial Corp.	238,240	10,041,816
Western Alliance Bancorp.	260,074	15,591,436
Wintrust Financial Corp.	151,942	9,282,137
Zions Bancorp NA	429,787	18,669,947

		698,453,908

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	23,631	23,496,067
Brown-Forman Corp., Class A	120,089	8,822,939
Brown-Forman Corp., Class B, NVS	474,694	37,704,944
Molson Coors Beverage Co., Class B	475,292	21,478,446

		91,502,396

Biotechnology — 2.4%
ACADIA Pharmaceuticals Inc.(a)(b)	291,777	15,598,398
Acceleron Pharma Inc.(a)(b)	133,738	17,110,440
Agios Pharmaceuticals Inc.(a)(b)	163,469	7,083,112
Alexion Pharmaceuticals Inc.(a)	562,119	87,825,473
Alkermes PLC(a)(b)	420,074	8,380,476
Alnylam Pharmaceuticals Inc.(a)	303,880	39,495,284
BioMarin Pharmaceutical Inc.(a)	477,878	41,905,122
Bluebird Bio Inc.(a)(b)	179,645	7,773,239
Exact Sciences Corp.(a)(b)	392,095	51,948,667
Exelixis Inc.(a)	808,711	16,230,830
Global Blood Therapeutics Inc.(a)(b)	155,900	6,752,029
Incyte Corp.(a)	479,091	41,671,335
Ionis Pharmaceuticals Inc.(a)	347,747	19,661,615
Iovance Biotherapeutics Inc.(a)(b)	361,605	16,778,472
Moderna Inc.(a)(b)	752,975	78,663,298
Neurocrine Biosciences Inc.(a)(b)	244,869	23,470,694
Sage Therapeutics Inc.(a)	136,194	11,782,143
Sarepta Therapeutics Inc.(a)(b)	198,157	33,783,787
Seagen Inc.(a)	334,860	58,647,380
United Therapeutics Corp.(a)	115,503	17,532,200

		602,093,994

Building Products — 1.9%
A O Smith Corp.	353,235	19,364,343
Allegion PLC	240,892	28,035,011
Armstrong World Industries Inc.	126,915	9,441,207
AZEK Co. Inc. (The)(a)	187,599	7,213,182
Carrier Global Corp.	2,297,586	86,664,944
Fortune Brands Home & Security Inc.	360,874	30,934,119
Johnson Controls International PLC	1,921,621	89,528,322
Lennox International Inc.	92,029	25,213,185
Masco Corp.	691,510	37,984,644
Owens Corning	284,587	21,560,311
Trane Technologies PLC	632,028	91,745,184

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)(b)	302,115	$25,293,068

		472,977,520

Capital Markets — 3.3%
Affiliated Managers Group Inc.(b)	119,256	12,128,335
Ameriprise Financial Inc.	311,765	60,585,292
Apollo Global Management Inc.	454,098	22,241,720
Ares Management Corp., Class A	261,083	12,283,955
Carlyle Group Inc. (The)	309,944	9,744,639
Cboe Global Markets Inc.	284,739	26,514,896
Eaton Vance Corp., NVS	294,728	20,020,873
Evercore Inc., Class A	105,179	11,531,826
FactSet Research Systems Inc.	97,437	32,397,802
Franklin Resources Inc.	721,170	18,022,038
Interactive Brokers Group Inc., Class A	192,341	11,717,414
Invesco Ltd.	1,003,665	17,493,881
KKR & Co. Inc.	1,435,832	58,136,838
Lazard Ltd., Class A	268,435	11,354,800
LPL Financial Holdings Inc.	208,990	21,780,938
MarketAxess Holdings Inc.	97,216	55,467,561
Morningstar Inc.	56,260	13,028,128
MSCI Inc.	215,580	96,262,937
Nasdaq Inc.	300,921	39,944,254
Northern Trust Corp.	506,401	47,166,189
Raymond James Financial Inc.	321,568	30,764,411
SEI Investments Co.	297,699	17,108,761
State Street Corp.	929,805	67,671,208
T Rowe Price Group Inc.	597,602	90,470,967
Tradeweb Markets Inc., Class A	218,362	13,636,707
Virtu Financial Inc., Class A	167,815	4,223,904

		821,700,274

Chemicals — 2.5%
Albemarle Corp.	277,401	40,922,195
Ashland Global Holdings Inc.	147,252	11,662,358
Axalta Coating Systems Ltd.(a)	560,646	16,006,443
Cabot Corp.	148,247	6,653,325
Celanese Corp.	306,395	39,812,966
CF Industries Holdings Inc.	568,415	22,003,345
Chemours Co. (The)	434,690	10,775,965
Corteva Inc.	1,983,514	76,801,662
Eastman Chemical Co.	356,225	35,722,243
Element Solutions Inc.	577,575	10,240,405
FMC Corp.	340,576	39,142,400
Huntsman Corp.	533,044	13,400,726
International Flavors & Fragrances Inc.	280,455	30,524,722
LyondellBasell Industries NV, Class A	677,860	62,132,648
Mosaic Co. (The)	919,408	21,155,578
NewMarket Corp.	18,292	7,285,521
Olin Corp.	379,498	9,320,471
PPG Industries Inc.	624,301	90,036,690
RPM International Inc.	334,691	30,383,249
Scotts Miracle-Gro Co. (The)	107,850	21,477,249
Valvoline Inc.	493,221	11,413,134
Westlake Chemical Corp.	90,251	7,364,482
WR Grace & Co.	149,573	8,199,592

		622,437,369

Commercial Services & Supplies — 1.2%
ADT Inc.	409,993	3,218,445
Cintas Corp.	233,441	82,512,056
Clean Harbors Inc.(a)	136,969	10,423,341

Security	Shares	Value

Commercial Services & Supplies (continued)
Copart Inc.(a)(b)	540,299	$68,753,048
IAA Inc.(a)	357,436	23,226,191
MSA Safety Inc.	96,867	14,470,961
Republic Services Inc.	554,239	53,373,216
Rollins Inc.	592,016	23,130,065
Stericycle Inc.(a)	243,143	16,857,104

		295,964,427

Communications Equipment — 0.9%
Arista Networks Inc.(a)	154,497	44,892,193
Ciena Corp.(a)	406,870	21,503,079
CommScope Holding Co. Inc.(a)	505,562	6,774,531
EchoStar Corp., Class A(a)	127,952	2,711,303
F5 Networks Inc.(a)	159,457	28,054,865
Juniper Networks Inc.	875,127	19,699,109
Lumentum Holdings Inc.(a)(b)	199,152	18,879,610
Motorola Solutions Inc.	449,308	76,409,318
Ubiquiti Inc.	22,435	6,248,372
ViaSat Inc.(a)(b)	153,392	5,008,249

		230,180,629

Construction & Engineering — 0.4%
AECOM(a)	406,792	20,250,106
Jacobs Engineering Group Inc.	328,746	35,820,164
Quanta Services Inc.	363,987	26,214,343
Valmont Industries Inc.	55,746	9,751,648

		92,036,261

Construction Materials — 0.4%
Eagle Materials Inc.	109,842	11,132,487
Martin Marietta Materials Inc.	163,538	46,439,886
Vulcan Materials Co.	348,198	51,641,245

		109,213,618

Consumer Finance — 0.8%
Ally Financial Inc.	980,433	34,962,241
Credit Acceptance Corp.(a)(b)	25,506	8,828,647
Discover Financial Services	809,803	73,311,465
LendingTree Inc.(a)	28,908	7,914,721
OneMain Holdings Inc.	172,126	8,289,588
Santander Consumer USA Holdings Inc.	179,430	3,951,049
SLM Corp.	996,205	12,342,980
Synchrony Financial	1,536,956	53,347,743

		202,948,434

Containers & Packaging — 1.7%
Amcor PLC	4,149,560	48,840,321
AptarGroup Inc.	170,953	23,401,756
Ardagh Group SA	55,624	957,289
Avery Dennison Corp.	218,319	33,863,460
Ball Corp.(b)	843,065	78,556,797
Berry Global Group Inc.(a)	353,502	19,863,277
Crown Holdings Inc.(a)	340,141	34,082,128
Graphic Packaging Holding Co.	709,960	12,026,723
International Paper Co.	1,037,157	51,567,446
Packaging Corp. of America	245,732	33,888,900
Sealed Air Corp.	413,700	18,943,323
Silgan Holdings Inc.	209,318	7,761,512
Sonoco Products Co.	266,601	15,796,109
Westrock Co.	671,953	29,250,114

		408,799,155

Distributors — 0.4%
Genuine Parts Co.	369,160	37,074,739

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
LKQ Corp.(a)	793,077	$27,948,033
Pool Corp.(b)	101,817	37,926,833

		102,949,605

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)(b)	159,195	27,539,143
Chegg Inc.(a)(b)	316,596	28,598,117
frontdoor Inc.(a)(b)	227,881	11,441,905
Graham Holdings Co., Class B	10,077	5,374,870
Grand Canyon Education Inc.(a)(b)	124,154	11,559,979
H&R Block Inc.	513,568	8,145,188
Service Corp. International	442,807	21,741,824
Terminix Global Holdings Inc.(a)	352,063	17,958,734

		132,359,760

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	1,059,971	27,124,658
Jefferies Financial Group Inc.	568,893	13,994,768
Voya Financial Inc.	334,499	19,671,886

		60,791,312

Diversified Telecommunication Services — 0.1%
CenturyLink Inc.	2,866,226	27,945,704

Electric Utilities — 2.4%
Alliant Energy Corp.	655,588	33,782,450
Avangrid Inc.	150,848	6,856,042
Edison International	944,797	59,352,148
Entergy Corp.	530,287	52,943,854
Evergy Inc.	593,720	32,957,397
Eversource Energy	906,229	78,397,871
FirstEnergy Corp.	1,435,536	43,941,757
Hawaiian Electric Industries Inc.	284,767	10,077,904
IDACORP Inc.	133,939	12,862,162
NRG Energy Inc.	647,490	24,313,249
OGE Energy Corp.	531,949	16,947,895
PG&E Corp.(a)(b)	3,497,972	43,584,731
Pinnacle West Capital Corp.	299,585	23,951,821
PPL Corp.	2,035,033	57,387,931
Xcel Energy Inc.	1,388,550	92,574,628

		589,931,840

Electrical Equipment — 1.2%
Acuity Brands Inc.(b)	98,032	11,870,695
AMETEK Inc.	605,522	73,231,831
Array Technologies Inc.(a)	144,783	6,245,939
Generac Holdings Inc.(a)(b)	160,499	36,499,078
GrafTech International Ltd.	182,070	1,940,866
Hubbell Inc.	143,802	22,546,716
nVent Electric PLC	413,563	9,631,882
Regal Beloit Corp.	107,758	13,233,760
Rockwell Automation Inc.	305,854	76,711,242
Sensata Technologies Holding PLC(a)(b)	410,721	21,661,425
Vertiv Holdings Co.	585,053	10,922,939

		284,496,373

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	771,361	100,870,878
Arrow Electronics Inc.(a)	197,629	19,229,302
Avnet Inc.	260,903	9,160,304
CDW Corp./DE	373,827	49,266,660
Cognex Corp.	444,811	35,711,651
Coherent Inc.(a)	64,217	9,633,834
Corning Inc.	1,981,357	71,328,852

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Dolby Laboratories Inc., Class A	167,734	$16,292,003
FLIR Systems Inc.	347,174	15,216,636
IPG Photonics Corp.(a)(b)	94,296	21,102,502
Jabil Inc.	391,275	16,640,926
Keysight Technologies Inc.(a)	494,284	65,289,974
Littelfuse Inc.	62,654	15,955,468
National Instruments Corp.	343,008	15,071,772
SYNNEX Corp.	110,429	8,993,338
Trimble Inc.(a)(b)	656,437	43,830,298
Vontier Corp.(a)	316,448	10,569,363
Zebra Technologies Corp., Class A(a)	138,475	53,220,097

		577,383,858

Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,725,495	35,976,571
Halliburton Co.	2,307,780	43,617,042
Helmerich & Payne Inc.	278,095	6,440,680
NOV Inc.	1,032,765	14,179,863

		100,214,156

Entertainment — 1.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)	64,014	2,431,892
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	527,579	22,474,865
Lions Gate Entertainment Corp., Class A(a)(b)	154,939	1,761,657
Lions Gate Entertainment Corp., Class B, NVS(a)	304,298	3,158,613
Live Nation Entertainment Inc.(a)(b)	377,137	27,712,027
Madison Square Garden Entertainment Corp.(a)	49,523	5,201,896
Madison Square Garden Sports Corp.(a)	49,910	9,188,431
Roku Inc.(a)	287,819	95,561,664
Spotify Technology SA(a)(b)	345,945	108,855,054
Take-Two Interactive Software Inc.(a)(b)	301,179	62,581,984
World Wrestling Entertainment Inc., Class A	125,002	6,006,346
Zynga Inc., Class A(a)(b)	2,361,638	23,309,367

		368,243,796

Equity Real Estate Investment Trusts (REITs) — 6.6%
Alexandria Real Estate Equities Inc.	353,785	63,051,563
American Campus Communities Inc.	364,369	15,584,062
American Homes 4 Rent, Class A	720,511	21,615,330
Americold Realty Trust	530,431	19,800,989
Apartment Income REIT Corp.(a)	390,011	14,980,323
Apartment Investment and Management Co., Class A	390,011	2,059,258
Apple Hospitality REIT Inc.	557,927	7,202,838
AvalonBay Communities Inc.	371,298	59,567,338
Boston Properties Inc.	409,482	38,708,333
Brandywine Realty Trust	448,475	5,341,337
Brixmor Property Group Inc.	788,482	13,049,377
Brookfield Property REIT Inc., Class A(b)	85,392	1,275,756
Camden Property Trust	251,080	25,087,914
CoreSite Realty Corp.	106,962	13,400,199
Corporate Office Properties Trust	298,781	7,792,209
Cousins Properties Inc.	393,980	13,198,330
CubeSmart	514,195	17,282,094
CyrusOne Inc.	317,434	23,220,297
Douglas Emmett Inc.	442,809	12,921,167
Duke Realty Corp.	968,411	38,707,388
Empire State Realty Trust Inc., Class A	370,901	3,456,797
EPR Properties	194,713	6,328,173
Equity Commonwealth	310,632	8,474,041
Equity LifeStyle Properties Inc.	455,019	28,830,004
Equity Residential	971,981	57,619,034

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Essex Property Trust Inc.	171,750	$40,776,885
Extra Space Storage Inc.	331,458	38,402,724
Federal Realty Investment Trust	200,282	17,048,004
First Industrial Realty Trust Inc.	335,984	14,155,006
Gaming and Leisure Properties Inc.	579,559	24,573,302
Healthcare Trust of America Inc., Class A(b)	578,551	15,933,295
Healthpeak Properties Inc.	1,419,423	42,909,157
Highwoods Properties Inc.	273,747	10,848,594
Host Hotels & Resorts Inc.	1,861,075	27,227,527
Hudson Pacific Properties Inc.	399,757	9,602,163
Invitation Homes Inc.	1,475,401	43,819,410
Iron Mountain Inc.	761,334	22,444,126
JBG SMITH Properties	324,170	10,136,796
Kilroy Realty Corp.	300,615	17,255,301
Kimco Realty Corp.	1,099,424	16,502,354
Lamar Advertising Co., Class A	228,742	19,035,909
Life Storage Inc.	128,291	15,316,663
Medical Properties Trust Inc.	1,407,336	30,665,851
Mid-America Apartment Communities Inc.	299,274	37,915,023
National Retail Properties Inc.	455,833	18,652,686
Omega Healthcare Investors Inc.	598,863	21,750,704
Outfront Media Inc.	382,586	7,483,382
Paramount Group Inc.	503,708	4,553,520
Park Hotels & Resorts Inc.	616,503	10,573,026
Rayonier Inc.	347,746	10,216,778
Realty Income Corp.	928,863	57,747,413
Regency Centers Corp.	448,521	20,448,072
Rexford Industrial Realty Inc.	328,337	16,124,630
Simon Property Group Inc.	855,989	72,998,742
SL Green Realty Corp.	194,042	11,561,022
Spirit Realty Capital Inc.	287,021	11,529,634
STORE Capital Corp.	637,496	21,662,114
Sun Communities Inc.	279,464	42,464,555
UDR Inc.	767,044	29,477,501
Ventas Inc.	983,601	48,235,793
VEREIT Inc.	575,260	21,739,075
VICI Properties Inc.	1,402,816	35,771,808
Vornado Realty Trust	467,066	17,440,244
Weingarten Realty Investors	322,788	6,994,816
Welltower Inc.	1,104,920	71,399,930
Weyerhaeuser Co.	1,975,043	66,223,192
WP Carey Inc.	462,414	32,637,180

		1,630,808,058

Food & Staples Retailing — 0.5%
Albertsons Companies Inc., Class A(a)(b)	122,148	2,147,362
Casey’s General Stores Inc.(b)	97,964	17,498,330
Grocery Outlet Holding Corp.(a)	194,360	7,628,630
Kroger Co. (The)	2,042,560	64,871,705
Sprouts Farmers Market Inc.(a)	313,752	6,306,415
U.S. Foods Holding Corp.(a)(b)	584,793	19,479,455

		117,931,897

Food Products — 2.3%
Archer-Daniels-Midland Co.	1,463,240	73,761,928
Beyond Meat Inc.(a)(b)	137,286	17,160,750
Bunge Ltd.	358,086	23,483,280
Campbell Soup Co.	515,531	24,925,924
Conagra Brands Inc.	1,284,368	46,571,184
Flowers Foods Inc.	518,713	11,738,475
Hain Celestial Group Inc. (The)(a)	229,504	9,214,586

Security	Shares	Value

Food Products (continued)
Hershey Co. (The)	389,677	$59,359,497
Hormel Foods Corp.(b)	732,891	34,160,050
Ingredion Inc.	178,639	14,053,530
JM Smucker Co. (The)	289,700	33,489,320
Kellogg Co.	660,556	41,106,400
Lamb Weston Holdings Inc.	382,064	30,083,719
McCormick & Co. Inc./MD, NVS	654,381	62,558,824
Pilgrim’s Pride Corp.(a)	148,796	2,917,890
Post Holdings Inc.(a)	169,635	17,134,831
Seaboard Corp.	725	2,197,475
TreeHouse Foods Inc.(a)(b)	149,560	6,354,804
Tyson Foods Inc., Class A	759,326	48,930,967

		559,203,434

Gas Utilities — 0.3%
Atmos Energy Corp.	329,486	31,442,849
National Fuel Gas Co.	230,989	9,500,578
UGI Corp.	553,643	19,355,359

		60,298,786

Health Care Equipment & Supplies — 4.0%
ABIOMED Inc.(a)	116,103	37,640,593
Align Technology Inc.(a)(b)	206,673	110,441,918
Cooper Companies Inc. (The)	128,271	46,603,420
DENTSPLY SIRONA Inc.	572,925	29,998,353
Envista Holdings Corp.(a)(b)	420,021	14,167,308
Globus Medical Inc., Class A(a)	197,286	12,866,993
Haemonetics Corp.(a)	132,599	15,746,131
Hill-Rom Holdings Inc.	177,593	17,398,786
Hologic Inc.(a)	676,369	49,259,954
ICU Medical Inc.(a)	51,776	11,105,434
IDEXX Laboratories Inc.(a)	222,309	111,125,600
Insulet Corp.(a)	172,390	44,068,056
Integra LifeSciences Holdings Corp.(a)(b)	189,947	12,331,359
Masimo Corp.(a)	128,136	34,389,140
Novocure Ltd.(a)(b)	264,579	45,782,750
Penumbra Inc.(a)	87,622	15,333,850
Quidel Corp.(a)(b)	98,908	17,768,822
ResMed Inc.	379,086	80,578,520
STERIS PLC	221,194	41,925,111
Tandem Diabetes Care Inc.(a)(b)	159,836	15,293,108
Teleflex Inc.	122,394	50,373,699
Varian Medical Systems Inc.(a)	238,915	41,812,514
West Pharmaceutical Services Inc.	193,614	54,852,782
Zimmer Biomet Holdings Inc.	547,453	84,357,033

		995,221,234

Health Care Providers & Services — 1.9%
Acadia Healthcare Co. Inc.(a)	233,897	11,755,663
Amedisys Inc.(a)	84,090	24,666,120
AmerisourceBergen Corp.	383,091	37,450,976
Cardinal Health Inc.	770,241	41,254,108
Chemed Corp.(b)	41,242	21,965,902
DaVita Inc.(a)(b)	201,355	23,639,077
Encompass Health Corp.	260,239	21,519,163
Guardant Health Inc.(a)(b)	218,142	28,114,141
Henry Schein Inc.(a)(b)	379,560	25,377,381
Laboratory Corp. of America Holdings(a)	255,932	52,094,958
McKesson Corp.	427,228	74,303,494
Molina Healthcare Inc.(a)(b)	156,154	33,210,833
Oak Street Health Inc.(a)(b)	60,959	3,728,252
Premier Inc., Class A	321,179	11,273,383

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics Inc.	352,539	$42,012,073
Universal Health Services Inc., Class B	196,046	26,956,325

		479,321,849

Health Care Technology — 0.9%
American Well Corp., Class A(a)	119,368	3,023,591
Cerner Corp.	802,220	62,958,226
Change Healthcare Inc.(a)	629,970	11,748,940
Teladoc Health Inc.(a)(b)	284,336	56,855,827
Veeva Systems Inc., Class A(a)	357,379	97,296,433

		231,883,017

Hotels, Restaurants & Leisure — 2.5%
Aramark	607,598	23,380,371
Carnival Corp.	1,279,763	27,719,667
Chipotle Mexican Grill Inc.(a)	73,594	102,053,536
Choice Hotels International Inc.	91,661	9,782,978
Darden Restaurants Inc.	341,986	40,737,372
Domino’s Pizza Inc.	102,438	39,280,875
Extended Stay America Inc.	470,997	6,975,465
Hilton Worldwide Holdings Inc.	721,310	80,252,951
Hyatt Hotels Corp., Class A	93,027	6,907,255
MGM Resorts International(b)	1,237,224	38,984,928
Norwegian Cruise Line Holdings Ltd.(a)(b)	838,042	21,311,408
Planet Fitness Inc., Class A(a)	213,378	16,564,534
Royal Caribbean Cruises Ltd.	484,832	36,212,102
Six Flags Entertainment Corp.	203,186	6,928,643
Vail Resorts Inc.(b)	104,552	29,165,826
Wendy’s Co. (The)	477,290	10,462,197
Wyndham Destinations Inc.	223,565	10,029,126
Wyndham Hotels & Resorts Inc.	244,052	14,506,451
Wynn Resorts Ltd.	256,289	28,917,088
Yum China Holdings Inc.	1,060,002	60,515,514

		610,688,287

Household Durables — 1.4%
DR Horton Inc.	872,020	60,099,618
Garmin Ltd.	394,187	47,168,416
Leggett & Platt Inc.	351,318	15,563,387
Lennar Corp., Class A	714,546	54,469,842
Lennar Corp., Class B	40,640	2,487,168
Mohawk Industries Inc.(a)(b)	154,640	21,796,508
Newell Brands Inc.	1,022,317	21,703,790
NVR Inc.(a)	8,941	36,478,028
PulteGroup Inc.	700,463	30,203,965
Tempur Sealy International Inc.(a)	503,244	13,587,588
Toll Brothers Inc.	308,148	13,395,194
Whirlpool Corp.	159,791	28,840,678

		345,794,182

Household Products — 0.6%
Church & Dwight Co. Inc.	653,811	57,031,933
Clorox Co. (The)	333,001	67,239,562
Energizer Holdings Inc.	165,050	6,961,809
Reynolds Consumer Products Inc.	125,799	3,779,002
Spectrum Brands Holdings Inc.	112,857	8,913,446

		143,925,752

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,739,005	40,866,617
Vistra Corp.	1,298,853	25,535,450

		66,402,067

Security	Shares	Value

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	138,704	$21,662,791

Insurance — 3.4%
Alleghany Corp.	36,183	21,843,315
American Financial Group Inc./OH	190,484	16,690,208
American National Group Inc.	21,014	2,019,866
Arch Capital Group Ltd.(a)	1,032,906	37,256,919
Arthur J Gallagher & Co.	504,431	62,403,159
Assurant Inc.	154,950	21,107,289
Assured Guaranty Ltd.	201,394	6,341,897
Athene Holding Ltd., Class A(a)	295,932	12,766,507
Axis Capital Holdings Ltd.	220,817	11,126,969
Brighthouse Financial Inc.(a)	232,934	8,433,375
Brown & Brown Inc.	616,895	29,246,992
Cincinnati Financial Corp.	392,555	34,297,530
CNA Financial Corp.	71,047	2,767,991
Erie Indemnity Co., Class A, NVS	66,911	16,433,342
Everest Re Group Ltd.	104,394	24,437,591
Fidelity National Financial Inc.	721,743	28,212,934
First American Financial Corp.	288,745	14,907,904
Globe Life Inc.	272,427	25,869,668
GoHealth Inc., Class A(a)(b)	110,256	1,506,097
Hanover Insurance Group Inc. (The)	96,619	11,296,693
Hartford Financial Services Group Inc. (The)	941,314	46,105,560
Kemper Corp.	164,316	12,624,398
Lemonade Inc.(a)(b)	33,775	4,137,438
Lincoln National Corp.	512,694	25,793,635
Loews Corp.	617,971	27,821,054
Markel Corp.(a)(b)	35,505	36,687,317
Mercury General Corp.	67,742	3,536,810
Old Republic International Corp.	753,339	14,848,312
Primerica Inc.	103,057	13,802,424
Principal Financial Group Inc.	713,007	35,372,277
Prudential Financial Inc.	1,047,023	81,741,086
Reinsurance Group of America Inc.	180,306	20,897,465
RenaissanceRe Holdings Ltd.	134,540	22,309,423
Unum Group	541,147	12,413,912
White Mountains Insurance Group Ltd.	8,035	8,040,303
Willis Towers Watson PLC	339,862	71,602,126
WR Berkley Corp.	370,680	24,620,566

		851,320,352

Interactive Media & Services — 1.6%
IAC/InterActiveCorp.(a)	196,514	37,209,926
Match Group Inc.(a)	591,615	89,446,272
Pinterest Inc., Class A(a)	1,062,103	69,992,588
TripAdvisor Inc.(a)	267,545	7,699,945
Twitter Inc.(a)(b)	2,060,349	111,567,898
Zillow Group Inc., Class A(a)(b)	153,179	20,823,153
Zillow Group Inc., Class C, NVS(a)(b)	382,501	49,648,630

		386,388,412

Internet & Direct Marketing Retail — 0.7%
Etsy Inc.(a)(b)	311,414	55,403,665
Expedia Group Inc.	356,289	47,172,664
Grubhub Inc.(a)	244,757	18,178,102
Qurate Retail Inc., Series A	1,013,416	11,117,174
Wayfair Inc., Class A(a)(b)	187,050	42,237,760

		174,109,365

IT Services — 4.3%
Akamai Technologies Inc.(a)	421,426	44,245,516

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Alliance Data Systems Corp.	125,011	$9,263,315
Amdocs Ltd.	345,855	24,531,495
BigCommerce Holdings Inc., Series 1(a)(b)	34,793	2,231,971
Black Knight Inc.(a)(b)	396,767	35,054,364
Booz Allen Hamilton Holding Corp.	354,141	30,874,012
Broadridge Financial Solutions Inc.	301,358	46,168,046
CACI International Inc., Class A(a)	66,096	16,479,716
Concentrix Corp.(a)	110,429	10,899,342
DXC Technology Co.	674,979	17,380,709
EPAM Systems Inc.(a)	139,967	50,157,174
Euronet Worldwide Inc.(a)	133,806	19,391,166
Fastly Inc., Class A(a)(b)	209,653	18,317,383
FleetCor Technologies Inc.(a)	217,868	59,440,926
Gartner Inc.(a)	227,275	36,407,182
Genpact Ltd.	499,382	20,654,440
Globant SA(a)	102,408	22,285,005
GoDaddy Inc., Class A(a)	446,472	37,034,852
Jack Henry & Associates Inc.	199,861	32,375,483
Leidos Holdings Inc.	353,562	37,166,437
MongoDB Inc.(a)(b)	135,185	48,536,822
Okta Inc.(a)	303,730	77,226,390
Paychex Inc.	848,536	79,066,585
Sabre Corp.	838,776	10,082,088
Science Applications International Corp.	154,433	14,615,539
StoneCo Ltd., Class A(a)	532,666	44,701,331
Switch Inc., Class A	203,528	3,331,753
Twilio Inc., Class A(a)	370,007	125,247,370
VeriSign Inc.(a)	266,798	57,735,087
Western Union Co. (The)	1,091,590	23,949,485
WEX Inc.(a)	115,736	23,555,748

		1,078,406,732

Leisure Products — 0.7%
Brunswick Corp./DE	209,947	16,006,359
Hasbro Inc.	333,315	31,178,285
Mattel Inc.(a)	914,944	15,965,773
Peloton Interactive Inc., Class A(a)	671,359	101,858,587
Polaris Inc.	154,656	14,735,624

		179,744,628

Life Sciences Tools & Services — 2.5%
10X Genomics Inc., Class A(a)	152,680	21,619,488
Adaptive Biotechnologies Corp.(a)(b)	205,318	12,140,453
Agilent Technologies Inc.	817,525	96,868,537
Avantor Inc.(a)	1,301,791	36,645,417
Berkeley Lights Inc.(a)(b)	32,918	2,943,198
Bio-Rad Laboratories Inc., Class A(a)	55,357	32,269,810
Bio-Techne Corp.	99,515	31,600,988
Bruker Corp.	274,828	14,876,440
Charles River Laboratories International Inc.(a)	128,020	31,987,077
IQVIA Holdings Inc.(a)	502,449	90,023,787
Mettler-Toledo International Inc.(a)(b)	62,352	71,061,327
PerkinElmer Inc.	292,826	42,020,531
PPD Inc.(a)	424,796	14,536,519
PRA Health Sciences Inc.(a)	168,099	21,086,339
QIAGEN NV(a)(b)	589,161	31,137,159
Repligen Corp.(a)	139,029	26,642,127
Syneos Health Inc.(a)	199,882	13,617,961
Waters Corp.(a)	161,078	39,853,919

		630,931,077

Security	Shares	Value

Machinery — 4.0%
AGCO Corp.	164,405	$16,948,511
Allison Transmission Holdings Inc.	299,886	12,934,083
Colfax Corp.(a)(b)	259,137	9,909,399
Crane Co.	129,520	10,058,523
Cummins Inc.	389,577	88,472,937
Donaldson Co. Inc.	337,904	18,882,075
Dover Corp.	378,735	47,815,294
Flowserve Corp.	346,243	12,759,055
Fortive Corp.(b)	784,028	55,524,863
Gates Industrial Corp. PLC(a)	107,227	1,368,216
Graco Inc.	432,577	31,296,946
IDEX Corp.	198,033	39,448,174
Ingersoll Rand Inc.(a)	911,671	41,535,731
ITT Inc.	230,046	17,718,143
Lincoln Electric Holdings Inc.	151,883	17,656,399
Middleby Corp. (The)(a)	146,626	18,903,024
Nordson Corp.	150,485	30,239,961
Oshkosh Corp.	180,255	15,514,548
Otis Worldwide Corp.	1,078,026	72,820,656
PACCAR Inc.	896,392	77,340,702
Parker-Hannifin Corp.	339,095	92,372,869
Pentair PLC	439,342	23,324,667
Snap-on Inc.	143,200	24,507,248
Stanley Black & Decker Inc.	407,361	72,738,380
Timken Co. (The)	168,575	13,040,962
Toro Co. (The)	284,560	26,987,670
Trinity Industries Inc.	222,693	5,876,868
Westinghouse Air Brake Technologies Corp.	475,401	34,799,353
Woodward Inc.(b)	148,115	18,000,416
Xylem Inc./NY	471,376	47,981,363

		996,777,036

Marine — 0.0%
Kirby Corp.(a)	158,569	8,218,631

Media — 1.8%
Altice USA Inc., Class A(a)(b)	773,412	29,289,112
Cable One Inc.(b)	14,209	31,653,674
Discovery Inc., Class A(a)(b)	415,403	12,499,476
Discovery Inc., Class C, NVS(a)	819,633	21,466,188
DISH Network Corp., Class A(a)(b)	654,159	21,155,502
Fox Corp., Class A, NVS	882,555	25,700,002
Fox Corp., Class B(a)	408,510	11,797,769
Interpublic Group of Companies Inc. (The)	1,034,309	24,326,948
John Wiley & Sons Inc., Class A	114,831	5,243,183
Liberty Broadband Corp., Class A(a)	65,854	10,377,273
Liberty Broadband Corp., Class C, NVS(a)	423,426	67,057,976
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	220,884	9,539,980
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	461,795	20,092,700
New York Times Co. (The), Class A	433,372	22,435,668
News Corp., Class A, NVS	1,032,789	18,559,218
News Corp., Class B	314,515	5,588,932
Nexstar Media Group Inc., Class A	111,813	12,208,862
Omnicom Group Inc.	558,568	34,837,886
Sirius XM Holdings Inc.(b)	3,022,214	19,251,503
ViacomCBS Inc., Class A	26,755	1,011,874
ViacomCBS Inc., Class B, NVS	1,432,622	53,379,496

		457,473,222

Metals & Mining — 0.8%
Freeport-McMoRan Inc.	3,820,163	99,400,641

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	794,149	$42,240,785
Reliance Steel & Aluminum Co.	168,825	20,216,794
Royal Gold Inc.	174,503	18,560,139
Steel Dynamics Inc.	526,995	19,430,306

		199,848,665

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,440,387	22,470,037
Annaly Capital Management Inc.	3,732,795	31,542,118
New Residential Investment Corp.	1,102,839	10,962,220
Starwood Property Trust Inc.	727,404	14,038,897

		79,013,272

Multi-Utilities — 1.8%
Ameren Corp.	649,421	50,693,803
CenterPoint Energy Inc.	1,319,036	28,543,939
CMS Energy Corp.	752,550	45,913,076
Consolidated Edison Inc.	882,927	63,809,134
DTE Energy Co.	506,797	61,530,224
MDU Resources Group Inc.	530,650	13,977,321
NiSource Inc.	1,019,045	23,376,892
Public Service Enterprise Group Inc.	1,333,361	77,734,947
WEC Energy Group Inc.	833,607	76,716,852

		442,296,188

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	619,337	66,913,169
Kohl’s Corp.	415,524	16,907,672
Nordstrom Inc.(b)	287,204	8,963,637
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	146,342	11,966,385

		104,750,863

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	737,504	5,686,156
Apache Corp.	1,005,066	14,261,887
Cabot Oil & Gas Corp.	1,043,638	16,990,427
Cheniere Energy Inc.(a)	607,950	36,495,238
Cimarex Energy Co.	267,300	10,026,423
Concho Resources Inc.	511,643	29,854,369
Continental Resources Inc./OK	199,036	3,244,287
Devon Energy Corp.	1,016,320	16,068,019
Diamondback Energy Inc.	419,369	20,297,460
EQT Corp.	732,623	9,311,638
Equitrans Midstream Corp.	1,086,114	8,732,357
Hess Corp.	722,502	38,140,881
HollyFrontier Corp.	397,420	10,273,307
Marathon Oil Corp.	2,097,486	13,990,232
Marathon Petroleum Corp.	1,711,507	70,787,929
Murphy Oil Corp.	387,001	4,682,712
Occidental Petroleum Corp.	2,207,974	38,220,030
ONEOK Inc.	1,168,085	44,831,102
Parsley Energy Inc., Class A	801,079	11,375,322
Pioneer Natural Resources Co.	433,768	49,401,837
Targa Resources Corp.	595,751	15,715,911
Williams Companies Inc. (The)	3,216,569	64,492,208
WPX Energy Inc.(a)	1,070,226	8,722,342

		541,602,074

Personal Products — 0.1%
Coty Inc., Class A	760,233	5,336,836
Herbalife Nutrition Ltd.(a)	239,020	11,484,911
Nu Skin Enterprises Inc., Class A	136,541	7,459,235

		24,280,982

Security	Shares	Value

Pharmaceuticals — 1.0%
Catalent Inc.(a)	427,176	$44,456,206
Elanco Animal Health Inc.(a)(b)	1,193,956	36,618,631
Horizon Therapeutics PLC(a)	513,702	37,577,301
Jazz Pharmaceuticals PLC(a)	143,934	23,756,307
Nektar Therapeutics(a)(b)	461,206	7,840,502
Perrigo Co. PLC	361,375	16,160,690
Reata Pharmaceuticals Inc., Class A(a)(b)	63,082	7,798,197
Royalty Pharma PLC, Class A	287,366	14,382,668
Viatris Inc.(a)	3,185,859	59,702,998

		248,293,500

Professional Services — 1.9%
CoreLogic Inc.	204,541	15,815,110
CoStar Group Inc.(a)	103,130	95,320,996
Dun & Bradstreet Holdings Inc.(a)(b)	228,123	5,680,263
Equifax Inc.	319,863	61,682,381
FTI Consulting Inc.(a)	92,650	10,350,858
IHS Markit Ltd.	1,050,836	94,396,598
ManpowerGroup Inc.	154,134	13,899,804
Nielsen Holdings PLC	948,484	19,794,861
Robert Half International Inc.	297,175	18,567,494
TransUnion	500,840	49,693,345
Verisk Analytics Inc.	419,467	87,077,155

		472,278,865

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	881,015	55,257,261
Howard Hughes Corp. (The)(a)(b)	103,813	8,193,960
Jones Lang LaSalle Inc.(b)	137,071	20,337,224

		83,788,445

Road & Rail — 0.9%
AMERCO	23,746	10,779,734
JB Hunt Transport Services Inc.	219,647	30,014,763
Kansas City Southern	246,757	50,370,506
Knight-Swift Transportation Holdings Inc.	332,703	13,913,639
Landstar System Inc.	101,522	13,670,953
Lyft Inc., Class A(a)	652,291	32,047,057
Old Dominion Freight Line Inc.	257,329	50,225,474
Ryder System Inc.	136,675	8,441,048
Schneider National Inc., Class B	143,904	2,978,813

		212,441,987

Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems Inc.(a)	76,199	2,031,465
Cirrus Logic Inc.(a)	149,473	12,286,681
Cree Inc.(a)	293,416	31,072,754
Enphase Energy Inc.(a)	278,204	48,816,456
Entegris Inc.	351,632	33,791,835
First Solar Inc.(a)	244,081	24,144,493
Inphi Corp.(a)	127,242	20,418,524
KLA Corp.	409,398	105,997,236
Marvell Technology Group Ltd.(b)	1,764,206	83,870,353
Maxim Integrated Products Inc.	701,396	62,178,756
Microchip Technology Inc.	660,158	91,174,421
MKS Instruments Inc.	145,311	21,862,040
Monolithic Power Systems Inc.	114,391	41,893,416
ON Semiconductor Corp.(a)	1,064,572	34,843,442
Qorvo Inc.(a)	300,315	49,933,375
Skyworks Solutions Inc.	439,700	67,221,336
SolarEdge Technologies Inc.(a)	128,503	41,007,877
Teradyne Inc.	436,298	52,307,767
Universal Display Corp.	112,239	25,792,522

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	645,503	$91,512,960

		942,157,709

Software — 8.0%
2U Inc.(a)(b)	180,835	7,235,208
Alteryx Inc., Class A(a)(b)	140,228	17,078,368
Anaplan Inc.(a)	353,971	25,432,816
ANSYS Inc.(a)	226,380	82,357,044
Aspen Technology Inc.(a)	179,940	23,437,185
Avalara Inc.(a)	216,428	35,686,813
Bill.Com Holdings Inc.(a)(b)	193,191	26,370,572
Cadence Design Systems Inc.(a)	728,557	99,397,032
CDK Global Inc.	324,192	16,802,871
Ceridian HCM Holding Inc.(a)	304,375	32,434,200
Citrix Systems Inc.	325,054	42,289,525
Cloudflare Inc., Class A(a)	290,267	22,057,389
Coupa Software Inc.(a)(b)	181,589	61,542,328
Crowdstrike Holdings Inc., Class A(a)(b)	400,742	84,885,170
Datadog Inc., Class A(a)	400,532	39,428,370
Datto Holding Corp.(a)	62,974	1,700,298
DocuSign Inc.(a)(b)	471,145	104,735,534
Dropbox Inc., Class A(a)(b)	653,355	14,497,947
Duck Creek Technologies Inc.(a)	59,478	2,575,397
Dynatrace Inc.(a)	486,372	21,045,316
Elastic NV(a)	173,425	25,342,595
Everbridge Inc.(a)(b)	91,273	13,606,066
Fair Isaac Corp.(a)	73,588	37,606,412
FireEye Inc.(a)(b)	591,033	13,629,221
Five9 Inc.(a)	161,358	28,140,835
Fortinet Inc.(a)(b)	350,383	52,042,387
Guidewire Software Inc.(a)(b)	221,081	28,459,757
HubSpot Inc.(a)	108,897	43,171,127
Jamf Holding Corp.(a)(b)	82,521	2,469,028
JFrog Ltd.(a)	35,259	2,215,323
Manhattan Associates Inc.(a)	168,376	17,709,788
McAfee Corp., Class A	98,066	1,636,722
Medallia Inc.(a)	232,430	7,721,325
nCino Inc.(a)(b)	38,280	2,771,855
New Relic Inc.(a)	134,162	8,774,195
NortonLifeLock Inc.	1,460,141	30,341,730
Nuance Communications Inc.(a)(b)	736,972	32,493,095
Nutanix Inc., Class A(a)	509,953	16,252,202
Pagerduty Inc.(a)(b)	182,355	7,604,204
Palo Alto Networks Inc.(a)	246,019	87,432,692
Paycom Software Inc.(a)	129,897	58,745,918
Paylocity Holding Corp.(a)	101,000	20,796,910
Pegasystems Inc.	104,956	13,986,437
Pluralsight Inc., Class A(a)	236,518	4,957,417
Proofpoint Inc.(a)	150,727	20,560,670
PTC Inc.(a)	273,477	32,710,584
RealPage Inc.(a)	233,838	20,400,027
RingCentral Inc., Class A(a)(b)	207,962	78,811,359
Slack Technologies Inc., Class A(a)	1,003,362	42,382,011
Smartsheet Inc., Class A(a)	294,016	20,372,369
SolarWinds Corp.(a)(b)	123,311	1,843,499
Splunk Inc.(a)(b)	418,704	71,133,623
SS&C Technologies Holdings Inc.	591,552	43,035,408
Synopsys Inc.(a)(b)	399,630	103,600,081
Teradata Corp.(a)(b)	292,095	6,563,375
Trade Desk Inc. (The), Class A(a)(b)	109,405	87,633,405
Tyler Technologies Inc.(a)(b)	104,498	45,615,467

Security	Shares	Value

Software (continued)
Unity Software Inc.(a)(b)	76,199	$11,694,261
Zendesk Inc.(a)(b)	305,064	43,660,760
Zscaler Inc.(a)	190,843	38,113,256

		1,987,026,779

Specialty Retail — 2.6%
Advance Auto Parts Inc.	172,767	27,212,530
AutoNation Inc.(a)(b)	152,414	10,636,973
AutoZone Inc.(a)	61,665	73,100,158
Best Buy Co. Inc.	602,034	60,076,973
Burlington Stores Inc.(a)(b)	170,988	44,721,911
CarMax Inc.(a)(b)	428,859	40,510,021
Carvana Co.(a)(b)	147,545	35,342,929
Dick’s Sporting Goods Inc.	163,732	9,203,376
Five Below Inc.(a)(b)	145,335	25,430,718
Floor & Decor Holdings Inc., Class A(a)(b)	249,475	23,163,754
Foot Locker Inc.	275,392	11,136,852
Gap Inc. (The)	485,861	9,809,534
L Brands Inc.	610,550	22,706,355
Leslie’s Inc.(a)(b)	121,922	3,383,336
O’Reilly Automotive Inc.(a)	188,801	85,445,669
Penske Automotive Group Inc.	84,714	5,031,164
Tiffany & Co.	318,639	41,885,097
Tractor Supply Co.	304,507	42,807,594
Ulta Beauty Inc.(a)	141,534	40,642,903
Vroom Inc.(a)(b)	65,201	2,671,285
Williams-Sonoma Inc.	204,517	20,828,011

		635,747,143

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	3,394,776	40,228,096
HP Inc.	3,633,613	89,350,544
NCR Corp.(a)(b)	338,345	12,711,622
NetApp Inc.	581,620	38,526,509
Pure Storage Inc., Class A(a)(b)	642,886	14,535,652
Western Digital Corp.	807,982	44,754,123
Xerox Holdings Corp.	445,029	10,320,222

		250,426,768

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)(b)	377,742	15,865,164
Carter’s Inc.	114,005	10,724,450
Columbia Sportswear Co.	76,622	6,695,230
Hanesbrands Inc.	922,936	13,456,407
Lululemon Athletica Inc.(a)	300,243	104,493,571
PVH Corp.	186,922	17,550,107
Ralph Lauren Corp.	123,023	12,762,406
Skechers U.S.A. Inc., Class A(a)(b)	356,008	12,794,927
Tapestry Inc.	736,077	22,877,273
Under Armour Inc., Class A(a)(b)	498,639	8,561,632
Under Armour Inc., Class C, NVS(a)(b)	508,877	7,572,090
VF Corp.	851,919	72,762,402

		306,115,659

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	898,884	11,280,994
New York Community Bancorp. Inc.	1,197,183	12,630,281
TFS Financial Corp.	135,158	2,382,835

		26,294,110

Trading Companies & Distributors — 0.9%
Air Lease Corp.	283,460	12,591,293
Fastenal Co.	1,513,021	73,880,816
MSC Industrial Direct Co. Inc., Class A	118,918	10,035,490

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)	189,634	$43,978,021
Univar Solutions Inc.(a)	443,922	8,438,957
Watsco Inc.	86,715	19,645,283
WW Grainger Inc.	117,333	47,911,757

		216,481,617

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	195,449	7,339,110

Water Utilities — 0.4%
American Water Works Co. Inc.	478,020	73,361,730
Essential Utilities Inc.	585,318	27,679,688

		101,041,418

Wireless Telecommunication Services — 0.0%
Telephone and Data Systems Inc.	265,076	4,922,462
U.S. Cellular Corp.(a)	42,493	1,304,110

		6,226,572

Total Common Stocks — 99.7% (Cost: $16,466,526,263)		24,751,275,504

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	763,639,705	764,097,889

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	59,410,000	$59,410,000

		823,507,889

Total Short-Term Investments — 3.3% (Cost: $822,862,880)		823,507,889

Total Investments in Securities — 103.0% (Cost: $17,289,389,143)		25,574,783,393

Other Assets, Less Liabilities — (3.0)%		(733,862,255)

Net Assets — 100.0%		$24,840,921,138

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,228,495,482	$—		$(465,355,375	)(a)	$199,463	$758,319	$764,097,889	763,639,705	$4,517,607	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	44,545,000	14,865,000	(a)	—		—	—	59,410,000	59,410,000	37,664		—

						$199,463	$758,319	$823,507,889		$4,555,271		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	155	03/19/21	$29,053	$496,642
S&P MidCap 400 E-Mini Index	235	03/19/21	54,132	749,937

				$1,246,579

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$24,751,275,504	$—	$—	$24,751,275,504
Money Market Funds	823,507,889	—	—	823,507,889

	$25,574,783,393	$—	$—	$25,574,783,393

Derivative financial instruments(a)
Assets
Futures Contracts	$1,246,579	$—	$—	$1,246,579

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares